Provisions (Tables)	3 Months Ended
Mar. 31, 2026
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2026	12.3	7.3	9.4	29.0
Additional provision in the period	5.0	—	0.1	5.1
Release of provision	—	—	(0.7)	(0.7)
Utilization of provision	(3.8)	—	(0.2)	(4.0)
Foreign exchange	—	—	(0.2)	(0.2)
Balance as of March 31, 2026	13.5	7.3	8.4	29.2

Analysis of total provisions:			March 31, 2026	December 31, 2025
Current			27.9	27.6
Non-current			1.3	1.4
Total			29.2	29.0